UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    09/30/2008

Check here if Amendment [ ]; Amendment Number:_____
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        Lawson Kroeker Investment Management, Inc.
Address:     8805 Indian Hills Drive, Suite 250
             Omaha, NE  68114

Form 13F File Number: 028-05512

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Kenneth W. Kroeker
Title:  President
Phone:  (402) 392-2606

Signature, Place, and Date of Signing:

/s/ Kenneth W. Kroeker             Omaha, NE                       10/14/2008
----------------------             --------------------           ------------
[Signature]                        [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if all no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                Name
28-__________________               __________________________________
28-__________________               __________________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   56

Form 13F Information Table Value Total:   $201,905


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F-file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    NONE

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

                                                 Lawson Kroeker Investment Management, Inc.
                                                                FORM 13F
                                                           September 30, 2008

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Level 3 Communications Inc Con CNV              52729NAG5     1325  1410000 PRN      SOLE                  1410000
Level 3 Communications Inc Con CNV              52729NAS9     3968  4535000 PRN      SOLE                  2390000           2145000
Abbott Labs                    COM              002824100     2285    39678 SH       SOLE                    39528               150
Anadarko Petroleum Corp        COM              032511107      859    17699 SH       SOLE                    17699
Avery Dennison Corp            COM              053611109     3971    89282 SH       SOLE                    63657             25625
BP PLC Spons ADR               COM              055622104      652    13004 SH       SOLE                    13004
Berkshire Hathaway Inc         COM              084670108     4440       34 SH       SOLE                       22                12
Berkshire Hathaway Inc Cl B    COM              084670207     5938     1351 SH       SOLE                     1351
Canadian National Railway Co   COM              136375102      439     9180 SH       SOLE                     9180
Cato Corp                      COM              149205106     4305   245323 SH       SOLE                   174186             71137
Cemex S.A.B. de C.V.           COM              151290889     3215   186702 SH       SOLE                   136702             50000
Chevron Corp                   COM              166764100     7670    92993 SH       SOLE                    64668             28325
Chicago Bridge & Iron          COM              167250109     5560   288975 SH       SOLE                   226175             62800
Colgate Palmolive Co           COM              194162103      657     8725 SH       SOLE                     8350               375
ConocoPhillips                 COM              20825c104     5967    81456 SH       SOLE                    69570             11886
Corning Inc                    COM              219350105     5804   371080 SH       SOLE                   288180             82900
Dominion Resources Inc         COM              25746U109     1707    39900 SH       SOLE                    39900
Enerplus Resources Fund        COM              29274D604     1106    29750 SH       SOLE                    29750
Exxon Mobil Corp               COM              30231G102      820    10553 SH       SOLE                    10553
Fiserv Inc                     COM              337738108      317     6690 SH       SOLE                     6690
Fording Canadian Coal Trust    COM              345425102    14824   178605 SH       SOLE                   138830             39775
Forest Oil Co                  COM              346091705     6879   138688 SH       SOLE                   107488             31200
Freeport McMoran Copper & Gold COM              35671D857     5743   101015 SH       SOLE                    77540             23475
Gencorp Inc                    COM              368682100     2975   441340 SH       SOLE                   338665            102675
General Electric Co            COM              369604103      319    12500 SH       SOLE                    12500
Gpe Brux Lambert               COM              7097328       2976    37200 SH       SOLE                    36750               450
Investor's Real Estate Trust   COM              461730103     7110   635380 SH       SOLE                   460380            175000
Johnson & Johnson              COM              478160104      506     7310 SH       SOLE                     7310
Kansas City Southern Industrie COM              485170302     8345   188120 SH       SOLE                   139195             48925
Kaydon Corp                    COM              486587108      260     5760 SH       SOLE                     5760
Kimberly Clark Corp            COM              494368103      330     5087 SH       SOLE                     5087
L-3 Communications Hldgs, Inc  COM              502424104     3597    36585 SH       SOLE                    25585             11000
Laboratory Corp of America     COM              50540R409     6317    90895 SH       SOLE                    64895             26000
Leucadia National Corp         COM              527288104     7439   163700 SH       SOLE                   130500             33200
Level 3 Communications         COM              52729N100      237    87792 SH       SOLE                    87792
Lincoln Electric Holdings Inc  COM              533900106     8258   128410 SH       SOLE                    98025             30385
Newmont Mng Corp               COM              651639106     7557   194971 SH       SOLE                   143671             51300
Nexen Inc                      COM              65334H102     6336   272760 SH       SOLE                   200410             72350
OtterTail Corporation          COM              689648103      399    13000 SH       SOLE                    13000
Patriot Coal Corp              COM              70336T104     6151   211739 SH       SOLE                   164089             47650
Peabody Energy Corp            COM              704549104     7421   164907 SH       SOLE                   128757             36150
Pfizer Inc                     COM              717081103     3736   202605 SH       SOLE                   180605             22000
Plum Creek Timber              COM              729251108     7603   152490 SH       SOLE                   111315             41175
Procter and Gamble Co          COM              742718109      325     4665 SH       SOLE                     4665
Progressive Corp               COM              743315103      673    38700 SH       SOLE                    38700
Schlumberger Ltd               COM              806857108      249     3190 SH       SOLE                     3190
Target Corp                    COM              87612E106      260     5300 SH       SOLE                     5300
Telovax Corp                   COM              87972W100        1    67000 SH       SOLE                    67000
Texas Pacific Land Trust       COM              882610108     5075   136030 SH       SOLE                   105130             30900
US Bancorp                     COM              902973304      736    20426 SH       SOLE                    20426
Vulcan Materials               COM              929160109     7963   106890 SH       SOLE                    82190             24700
Winnebago Industries           COM              974637100     2726   210988 SH       SOLE                   169288             41700
Wyeth                          COM              983024100      456    12350 SH       SOLE                    12150               200
S&P 500 Depository Receipts                     78462F103     1337    11530 SH       SOLE                    11530
Berkshire Hathaway Inc                          084670108     5485       42 SH       SOLE                       42
Berkshire Hathaway Inc Cl B                     084670207      294       67 SH       SOLE                       67
         TOTAL                                             201,905
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